S-K 1604(c) De-SPAC Dilution	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ (1.52)
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	9.7
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 0.3
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	$ (12,142,095)
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 2,380,487
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share | shares	4,060,481
De-SPAC, Number of Shares Used, Adjustment | shares	3,908,280
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	7,968,761
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share | $	$ 329,687,609
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ (1.79)
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	11.89
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ (1.89)
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	$ (12,142,095)
De-SPAC, Net Tangible Book Value, Adjusted | $	$ (12,807,095)
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share | shares	2,875,000
De-SPAC, Number of Shares Used, Adjustment | shares	3,908,280
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	6,783,280
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share | $	$ 317,832,799